Commitments and Contingencies	12 Months Ended
Feb. 29, 2012
Commitments and Contingencies [Abstract]
Commitments and Contingencies:

9.    Commitments and Contingencies:

Various claims, suits and complaints, including those involving government regulations and product liability, arise in the ordinary course of business. In addition, losses may arise from disputes with charterers, agents, insurance and other claims with suppliers relating to the operations of the Company's vessel. Currently, management is not aware of any such claims or contingent liabilities, which should be disclosed, or for which a provision should be established in the accompanying financial statements.